Consolidated Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (1,613,972)	$ (5,787,364)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	86,875	173,902
Fair value of shares issued for services	194,030	2,424,121
Fair value of vested options		711,404
Fair value of warrants issued for services	376,510
Extinguishment of derivative liabilities		(145,565)
Change in fair value of derivatives		(19,491)
Private placement costs		238,395
Amortization of convertible note discount		185,330
Gain on forgiveness of accrued interest	(21,000)
Gain on extinguishment of debt	(41,000)
Amortization of operating lease right-of-use asset		87,132
Changes in operating assets and liabilities:
Accounts receivable	(19,561)	(8,699)
Inventories		(122,519)
Prepaid expenses		(7,500)
Accounts payable and accrued liabilities	9,617	63,981
Deferred revenue, license agreement		68,212
Operating lease liabilities		(82,659)
Net cash used in operating activities	(1,028,501)	(2,221,320)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of equipment	(175,000)	(114,500)
Payment of security deposit	(16,770)	(16,882)
Net cash used in investment activities	(191,770)	(131,382)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares issued for cash	1,300,018	2,090,375
Proceeds from shares to be issued	306,000	530,000
Proceeds from convertibles notes payable		326,800
Proceeds from notes payable	100,000
Principal payments of notes payable		(124,150)
Principal payment of convertible note payable		(73,000)
Costs of recapitalization	(495,760)
Net cash provided by financing activities	1,210,258	2,750,025
Decrease in cash	(10,013)	397,323
Cash and cash equivalents, beginning of period	45,833	35,820
Cash and cash equivalents, end of period	35,820	433,143
Supplemental Disclosures of Cash Flow Information:
Cash paid for taxes	1,600	800
Cash paid for Interest		15,080
Non-cash investing and financing activities
Derivative liabilities allocated to convertible note discount		326,800
Original issue discount		28,200
Fair value of shares issued for loan fee		54,990
Shares issued for cashless exercise of warrant		2,590
Fair value of shares issued for settlement of convertible notes payable	$ 1,015,000